Schedule of Other Expense, Net (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Other Income and Expenses [Abstract]
Change in fair value of Cizzle option liability	$ 311
Change in fair value of Vela option liability	77
Gain on sale of investment in equity securities		36
Realized foreign currency transaction gain	10
Total other income	398	36
Loss on Vela option	998
Change in fair value of convertible notes payable	303	30	$ 265	$ 73
Change in fair value of equity securities receivable		309
Interest expense on convertible promissory note	44
Placement fees		4
Loss on Cizzle option			1,300
Realized foreign currency transaction loss				8
Loss on sale of investment in equity securities			129	76
Placement fees on sale of investment in equity securities			33	327
Total other expense	1,345	343	1,727	484
Total other income (expense), net	$ (948)	$ (307)	$ (1,727)	$ (484)